Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Jun. 30, 2011
Related Party Transactions [Abstract]
Purchases of services and assets	$ 0.1	$ 1.3
Outstanding balance of capital leases	$ 1.6	$ 0.5